Directors' and Supervisors' Emoluments - Remuneration of Every Director and Supervisor (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 13,803	¥ 15,218	¥ 12,151
Employer's contribution to a retirement benefit scheme	1,785	1,797	1,841
Total	15,588	17,015	13,992
Wang Chang Shun [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Ma Xu Lun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	0
Yuan Xin An [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Yang Li Hua [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Tan Wan Geng [member]
Disclosure of transactions between related parties [line items]
Directors' fees		0	0
Salaries, wages and welfare		0	0
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		0	0
Total		0	0
Han Wen Sheng [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	0
Li Shao Bin [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			812
Housing allowance			0
Employer's contribution to a retirement benefit scheme			123
Total			935
Pan Fu [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Li Jia Shi [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	84	901
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	12	126
Total	0	96	1,027
Zhang Wei [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Yang Yi Hua [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Wu De Ming [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			419
Housing allowance			0
Employer's contribution to a retirement benefit scheme			127
Total			546
Ning Xiang Dong [member]
Disclosure of transactions between related parties [line items]
Directors' fees			150
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			150
Liu Chang Le [member]
Disclosure of transactions between related parties [line items]
Directors' fees			150
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			150
Tan Jin Song [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	150	150	150
Guo Wei [member]
Disclosure of transactions between related parties [line items]
Directors' fees			150
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			150
Jiao Shu Ge [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	150	150	150
Mao Juan [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	712	658	324
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	129	124	120
Total	841	782	444
Zheng Fan [member]
Disclosure of transactions between related parties [line items]
Directors' fees	60	0
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	60	0
Gu Hui Zhong [member]
Disclosure of transactions between related parties [line items]
Directors' fees	60	60
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	60	60
Lin Xiao Chun [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	367
Housing allowance	0
Employer's contribution to a retirement benefit scheme	90
Total	457
Zhang Zi Fang [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	¥ 0	¥ 0	¥ 0